Condensed Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Royalties		$ 1,432	$ 6,661	$ 5,220	$ 2,521
cHTS services and other collaborations	1,603	2,242	8,070	7,330	5,663
Total revenue	1,603	3,674	14,731	12,550	8,184
Operating expenses:
Research and development	3,081	7,079	33,964	41,423	35,294
General and administrative	2,010	2,042	7,523	8,977	10,400
Amortization of intangible		2,181	8,722	3,892	5,141
Impairment charge			1,732
Restructuring				1,094
Total operating expenses	5,091	11,302	51,941	55,386	50,835
Loss from operations	(3,488)	(7,628)	(37,210)	(42,836)	(42,651)
Interest income	1	23	46	150	136
Interest expense	(85)	(440)	(1,467)	(2,173)	(976)
Loss on early extinguishment of debt	(217)
Other income (expense)	(1)	(2)	14	91	20
Net loss before benefit for income taxes		(8,047)	(38,617)	(44,768)	(43,471)
Benefit for income taxes				441	1,428
Net loss	(3,790)	(8,047)	(38,617)	(44,327)	(42,043)
Net loss per share-basic and diluted	$ (0.15)	$ (0.38)	$ (1.68)	$ (2.27)	$ (2.59)
Weighted average number of common shares used in net loss per share calculation - basic and diluted	26,106,731	21,204,220	22,932,675	19,552,828	16,224,532
Net loss	(3,790)	(8,047)	(38,617)	(44,327)	(42,043)
Other comprehensive loss:
Unrealized (loss) gain on investments			(10)	18	12
Comprehensive loss	$ (3,790)	$ (8,053)	$ (38,627)	$ (44,309)	$ (42,031)